Interests in entities - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Interests in entities [Line Items]
Number of consolidated subsidiaries not wholly owned	4		4
Revenue	€ 17,827		€ 17,156		€ 17,313
Profit (loss)	(1,605)	[1]	3,323	[2]	€ 1,195	[2]
Philips Medical Capital LLC [Member]
Interests in entities [Line Items]
Stake in unconsolidated structured entity	29		27
Associates [member]
Interests in entities [Line Items]
Net cash outflow for acquisitions	256
B-SOFT Co, Ltd [Member]
Interests in entities [Line Items]
Net cash outflow for acquisitions	€ 172
Associate [Member]
Interests in entities [Line Items]
Percentage of voting equity interests acquired	10.00%
Affera, Inc [Member]
Interests in entities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	€ 84
Subsidiaries with material non-controlling interests [member]
Interests in entities [Line Items]
Revenue	472		522
Profit (loss)	€ 28		€ 39
Consolidated structured entities [member]
Interests in entities [Line Items]
Materiality threshold on group sales, income from operations or net income	5.00%
Bottom of range [member]
Interests in entities [Line Items]
Presumed significant influence, voting rights	20.00%
Top of range [member]
Interests in entities [Line Items]
Presumed significant influence, voting rights	50.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.